Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 04, 2015
Tuttle Tactical Management Multi-Strategy Income ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Tuttle Tactical Management Multi-Strategy Income ETF (Ticker: TUTI) (the “Fund”) seeks current income while maintaining a secondary emphasis on long-term capital appreciation and low volatility.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that seeks to achieve its investment objective by employing a multi-strategy, tactically-managed exposure to income producing securities.

Under normal market conditions, the Fund will invest not less than 80% of its total assets in income-producing securities. For purposes of this policy, “income-producing securities” include (i) dividend-paying equity securities (e.g., common stocks, preferred stocks or convertible securities paying dividends, or real estate investment trusts (“REITs”)); (ii) fixed income securities, such as corporate and government bonds; (iii) ETPs that employ a covered call options strategy (collectively, “Income ETPs”); (iv) cash and cash equivalents; and (v) exchange-traded products (“ETPs”), such as exchange-traded funds (“ETFs”) or exchange-traded notes (“ETNs”), that invest in any of the foregoing ETPs that employ a covered call options strategy (collectively, “Income ETPs”); cash and cash equivalents.

Tuttle Tactical Management, LLC, the Fund's investment sub-adviser (the “Sub-Adviser”), manages the Fund's assets using a tactical rotation approach premised on the following principles of the Sub-Adviser's investment philosophy:

•	markets move in recognizable short and intermediate-term trends and countertrends;
•	over the intermediate term, strong asset classes tend to stay strong, while weak asset classes tend to continue in weakness; and
•	over the shorter term, markets are dominated by media noise, fear and similar short-term disruptions and concerns.

The Sub-Adviser believes that the above principles can cause markets to overreact positively or negatively, only to eventually retreat towards equilibrium. The Sub-Adviser will seek to capitalize on such trends by generally managing the Fund's assets using one or more of the following four uncorrelated tactical models:

•	Income Relative Momentum Model. Under normal conditions, the Sub-Adviser invests the portion of the Fund's assets allocated to the Income Relative Momentum Model in one or more Income ETPs, in accordance with the Sub-Adviser's evaluation of their relative strength, as determined on a monthly basis.
•	Dividend Counter-Trend Model. Under normal conditions, the Sub-Adviser invests the portion of the Fund's assets allocated to the Dividend Counter-Trend Model in a portfolio of ETPs that invest primarily in dividend-paying equity securities (“Dividend ETPs”) during periods when the Sub-Adviser's short-term (daily) market models are trending downwards, and the Sub-Adviser invests this portion in cash or cash equivalents during periods when the Sub-Adviser's short-term (daily) models show markets are trending upwards.
•	Dividend Tactical Fundamental Earnings Model. Under normal conditions, the Sub-Adviser invests the portion of the Fund's assets allocated to the Dividend Tactical Fundamental Earnings Model in a portfolio of Dividend ETPs during periods when the Sub-Adviser's intermediate (weekly) models show stock markets are generally trending upwards and earnings are generally trending downwards, and the Sub-Adviser this portion invests in cash and cash-equivalents during periods when the Sub-Adviser's intermediate (weekly) models show stock markets are generally trending downwards and earnings are generally trending upwards.
•	Dividend Absolute Momentum Model. Under normal conditions, the Sub-Adviser invests the portion of the Fund's assets allocated to the Dividend Absolute Momentum Model in Dividend ETPs during periods when the Sub-Adviser's intermediate (weekly) models show stock markets are trending upwards, and the Sub-Adviser invests this portion in cash, cash equivalents or ETPs holding fixed-income securities during periods when the Sub-Adviser's intermediate (weekly) models show markets are trending downwards, in accordance with the Sub-Adviser's evaluation of their relative strength.

While the Fund is not required to invest in any of the above models with any particular percentage of the Fund's assets, the Sub-Adviser will generally seek to invest at least half of the Fund's assets in the Income Relative Momentum Model, and will allocate the remainder of the Fund's assets in one or more of the other three tactical models. The Fund may invest directly in equity or fixed income securities to implement any of the above tactical models; however, the Sub-Adviser will generally implement its strategy by investing in ETPs that invest primarily in income-producing securities. The Fund may invest in securities of issuers of any market capitalization, and there are no limits on the maturity or quality of the fixed income securities in which the Fund may invest.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest not less than 80% of its total assets in income-producing securities.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following risks:

Management Style. The net asset value (“NAV”) of the Fund's Shares changes daily based on the performance of the securities in which it invests. Different types of securities tend to shift into and out of favor with stock market investors depending on market and economic conditions. There is no guarantee that the Sub-Adviser's judgments about the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results. If the Sub-Adviser fails to accurately judge potential investments, the Fund's share price may be adversely affected.

Allocation Risk. The Fund's particular allocations may have a significant effect on the Fund's performance. Allocation risk is the risk that the Fund's allocation among the ETFs and other securities in which it invests will cause the Fund to underperform other funds with a similar investment objective that do not allocate their investments in the same manner.

Market Risk. Market risk refers to the risk that the value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Sub-Adviser's control, including the quality of the Fund's investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company's goods and services and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Stocks tend to move in cycles, with periods when stock prices generally rise and periods when they generally decline.

Fixed Income Risks: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk, yield curve risk, prepayment risk and liquidity risk. These risks could affect the value of investments of the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

•	Credit Risk. The value of the Fund's fixed income investments is dependent on the creditworthiness of their issuers. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions may have an adverse effect on the value of the investment and may cause an issuer to fail to pay principal and interest when due.

•	Interest Rate Risk. The value of the Fund's fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally, when interest rates rise, the value of the Fund's fixed income investments is expected to decline.

•	Maturity Risk. The value of the Fund's fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

•	Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Fund. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable fixed income investments with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a fixed income investments will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term fixed income investments prices decrease relative to short-term fixed income investments prices.

•	Prepayment risk. This is the risk that the issuers of fixed income investments owned by the Fund will prepay them at a time when interest rates have declined. Because interest rates have declined, the Fund may have to reinvest the proceeds in fixed income investments with lower interest rates, which can reduce the Fund's returns.

•	Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

Junk Bonds or High Yield Securities Risk: High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer's continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund's shares and the income it earns.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company 's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

REIT Risk. The Fund is subject to the risk that the value of stocks of REITs will decline because of adverse developments affecting the real estate industry and real property values. Such a decline could be precipitated by, among other things, general economic decline, deterioration in the real estate rental market, declines in real estate property demand, changes in interest rates, declines in the availability of real estate financing, increases in borrower defaults, overbuilding, or other developments that reduce credit and cash positions of REITs and REIT operators on a local, regional or national level. Individual REITs may also be adversely affected by poor management, failure to quality as a REIT under the Code, environmental problems, property tax increases or changes in federal, state or local regulations.

Preferred Securities. There are special risks associated with investing in preferred securities, including:

•	Deferral and Omission. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring or omitting its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.

•	Subordination. Preferred securities are generally subordinated to bonds and other debt instruments in a company's capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•	Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

•	Limited Voting Rights. Generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer's board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of hybrid-preferred securities, as described under “Investment Objectives and Policies,'' holders generally have no voting rights.

•	Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by certain changes in Federal income tax or securities laws. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Fund.

Dividend Yield Risk. While the Fund may hold securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Lower priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

Covered Call Risk. The Fund may invest in ETPs that employ a covered call strategy, which is when an ETP seeks to generate income from option premiums by writing (selling) covered call options on one or more of its portfolio securities. A call option is typically considered “covered” only to the extent that the Fund holds a position in the underlying security or has other means that would permit immediate satisfaction of the obligation as writer of the option. The writing of options involves certain risks. During the option period, a covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. There can be no assurance that a market will exist when a writer of an option seeks to close out the position.

Furthermore, if trading restrictions or suspensions are imposed on the options market, an option writer may be unable to generate income from writing new options or close out existing positions.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which the Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Fund's Shares, to decline.

Risks Related to Investments in Exchange Traded Products.

•	Risks Related to “Fund of Funds” Structure. The Fund may invest in other ETPs, including ETFs. Through its positions in other ETPs, the Fund will be subject to the risks associated with such vehicles' investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETP could decrease (or increase). In addition, certain ETPs may hold common portfolio positions, thereby reducing any diversification benefits. To the extent that the Fund invests in other ETPs, your cost of investing in the Fund will generally be higher than the cost of investing directly in other ETPs. By investing in the Fund, you will indirectly bear fees and expenses charged by underlying ETPs, in addition to the Fund's direct fees and expenses. Furthermore, the use of a “fund of funds” structure could affect the timing, amount, and character of a fund's distributions and therefore may increase the amount of your tax liability.

•	1940 Act Limits. Under the Investment Company Act of 1940 (the “1940 Act”), the Fund may not acquire Shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers optimal, or cause the Sub-Adviser to select an investment other than that which the Sub-Adviser considers optimal.

•	Risks Related to ETP NAV and Market Price. The market value of an ETP's shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETP shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETP trades at a premium (creating the risk that the Fund pays more than NAV for an ETP when making a purchase) or discount (creating the risks that the Fund's NAV is reduced for undervalued ETPs it holds, and that the Fund receives less than NAV when selling an ETP).

•	Tracking Risk. Investment in the Fund should be made with the understanding that index-based ETPs in which the Fund invests may not be able to replicate exactly the performance of indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities, the ETPs may incur expenses not incurred by their applicable indices, and certain securities comprising the indices tracked by ETFs may temporarily be unavailable.

•	Sampling Risk. The index-based ETPs in which the Fund invests may utilize a representative sampling approach to track their respective underlying indices. ETPs that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the ETP in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, an ETP will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to an issuer of securities that the ETP holds could result in a greater decline in NAV than would be the case if the ETP held all of the securities in the underlying index.

•	Inverse ETP Risk. Inverse ETPs involve additional risks and considerations not present in traditional index-based ETPs. "Inverse" or "short" ETPs are designed to deliver the opposite return of an underlying benchmark. Inverse ETPs “reset” over short periods of time, meaning they are designed to deliver their stated returns only for the length of their reset periods (typically daily or monthly), and are not designed to deliver their returns intraday or over periods longer than the stated reset period. Instead, because of the structure of these products, their rebalancing methodologies and the effects of compounding, maintaining holdings beyond the reset period can lead to results very different from an inverse of the benchmark's average return over the same period of time. This difference in results can be magnified in volatile markets. Further, inverse ETPs may have lower trading volumes or may be less tax efficient than traditional ETPs. For these reasons, inverse ETPs are typically considered to be riskier investments than traditional ETPs.

•	ETN Risk. ETNs are senior, unsecured debt securities issued by a bank that guarantee investors the return on an underlying benchmark, minus fees, at maturity. Like ETFs, ETNs can be bought and sold in the market intraday and are subject to the risks of their underlying benchmark. However, unlike ETF's, ETNs are unsecured promissory obligations that do not actually hold a portfolio of the underlying index's securities, and therefore are not subject to tracking risk, but are subject to the credit risk of the backing financial institution.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund's NAV and supply and demand of Shares on the NASDAQ Stock Exchange (the “Exchange”) or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund's NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund's NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's Shares have more trading volume and market liquidity and higher if the Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Absence of Prior Active Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

New Adviser and Sub-Adviser Risk. Etfis Capital LLC, the Fund's investment adviser (the “Adviser”), has only recently begun serving as investment adviser for ETFs, which may limit the Adviser's effectiveness. Additionally, although the Sub-Adviser's principal and the Fund's sole portfolio manager, Matthew Tuttle, has been a portfolio manager for private investment funds in the past, the Sub-Adviser has only recently begun managing ETFs, which may limit the Sub-Adviser's effectiveness.

Risks Related to Portfolio Turnover. As a result of its trading strategy, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other registered investment companies. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. See “Federal Income Taxes”.

Risk, Lose Money	rr_RiskLoseMoney	you may lose money by investing in the Fund
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Table, Heading	rr_PerformanceTableHeading	PERFORMANCE INFORMATION
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.
Tuttle Tactical Management Multi-Strategy Income ETF | Tuttle Tactical Management Multi-Strategy Income ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[1]
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	418

[1]	Expenses are based on estimated amounts for the current fiscal year. The management fee is structured as a “unified fee”, out of which the Fund's sub-adviser pays all routine expenses of the Fund, except for payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing money; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary expenses of the Fund, each of which is paid by the Fund.